Madison Mosaic Government Fund
FUND SUMMARY: GOVERNMENT FUND
Investment Objectives/Goals
The investment objective of the Government Fund is to receive income from bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Government Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Government Fund Class Y
Management fee		0.40%
Distribution (12b-1) fees		none
Other expenses		0.28%
Total annual fund operating expenses	[1]	0.68%
[1]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.

Example

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Government Fund Class Y	69	218	379	847

Portfolio Turnover

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Government Fund seeks to achieve its investment objective through investments in bonds and other debt securities.  The Fund invests only in investment grade U.S. Government securities, which include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government.  U.S Government securities also include securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”)). The Fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (20 years or more) to short-term (less than 10 years).  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Interest Rate Risk.  The share price of the Government Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Government Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Government Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.91% (quarter ended 9-30-01)
Lowest:	-1.79% (quarter ended 6-30-04)

Government Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Government Fund	1 Year	5 Years	10 Years
Class Y	3.65%	4.67%	3.65%
Class Y Return after taxes on distributions	2.81%	3.66%	2.56%
Class Y Return after taxes on distributions and sale of fund shares	2.48%	3.42%	2.48%
Barclays Capital Intermediate Government Bond Index	6.08%	5.86%	4.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Core Bond Fund
FUND SUMMARY: CORE BOND FUND
Investment Objectives/Goals
The investment objective of the Core Bond Fund is to receive income from bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Mosaic Core Bond Fund (USD $)	Class Y	Class R6
Maximum sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Mosaic Core Bond Fund	Class Y	Class R6
Management fee	0.40%	0.40%
Distribution (12b-1) fees	none	none
Other expenses	0.30%	0.02%
Total annual fund operating expenses	0.70%	0.42%

Example:

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Mosaic Core Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	72	224	390	871
Class R6	43	135	235	530

Portfolio Turnover

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Core Bond Fund seeks to achieve its investment objective through diversified investments in bonds and other debt securities.  The Fund invests in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies and money market instruments. It invests at least 80% of its total assets in bonds, with at least 65% of the Fund’s net assets invested in investment grade bonds.  Finally, up to 35% of the Fund’s total assets may be invested in securities rated as low as B, including those commonly referred to as “high yield,” “high risk” or “junk” bonds.

Principal Risks

Interest Rate Risk.  The share price of the Core Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
  Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Core Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index, as well as a more narrow market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Core Bond Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.29% (quarter ended 12-31-08)
Lowest:	-1.84% (quarter ended 12-31-10)

Core Bond Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Core Bond Fund	1 Year	5 Years	10 Years
Class Y	6.60%	5.66%	4.39%
Class Y Return after taxes on distributions	5.50%	4.39%	3.06%
Class Y Return after taxes on distributions and sale of fund shares	4.27%	4.09%	2.96%
Barclays Capital Aggregate Bond Index	7.84%	6.50%	5.78%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	7.88%	6.59%	5.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Institutional Bond Fund
FUND SUMMARY: INSTITUTIONAL BOND FUND
Investment Objectives/Goals

The investment objective of the Institutional Bond Fund is to obtain the highest total investment return (income and share price appreciation) possible within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Bond Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Institutional Bond Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Institutional Bond Fund Class Y
Management fee	0.30%
Distribution (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.49%

Example:

This example is intended to help you compare the cost of investing in the Institutional Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Institutional Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Institutional Bond Fund Class Y	50	157	274	616

Portfolio Turnover

The Institutional Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Institutional Bond Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Institutional Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies (including mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”)) and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (note that the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund.  The Fund will invest at least 65% of its total assets in bonds.  The Fund also emphasizes higher quality issues and, therefore, expects to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Interest Rate Risk.  The share price of the Institutional Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for fixed income securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Institutional Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Bond Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.01% (quarter ended 12-31-08)
Lowest:	-1.72% (quarter ended 6-30-04)

Institutional Bond Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Institutional Bond Fund	1 Year	5 Years	10 Years
Class Y	3.53%	5.18%	4.08%
Class Y Return after taxes on distributions	2.97%	4.11%	2.84%
Class Y Return after taxes on distributions and sale of fund shares	2.29%	3.82%	2.76%
Barclays Capital Intermediate Government Credit Index	5.80%	5.88%	5.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Investment Grade Corporate Bond Fund
FUND SUMMARY: INVESTMENT GRADE CORPORATE BOND FUND
Investment Objectives/Goals
The investment objective of the Investment Grade Corporate Bond Fund is to obtain high total investment returns in the form of income and share price appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Corporate Bond Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Investment Grade Corporate Bond Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Investment Grade Corporate Bond Fund Class Y
Management fee		0.40%
Distribution (12b-1) fees		none
Other expenses		0.30%
Total annual fund operating expenses	[1]	0.70%
[1]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.

Example:

This example is intended to help you compare the cost of investing in the Investment Grade Corporate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Investment Grade Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Investment Grade Corporate Bond Fund Class Y	72	224	390	871

Portfolio Turnover

The Investment Grade Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Investment Grade Corporate Bond Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Investment Grade Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities.  In seeking to achieve the Fund’s goal, the Fund’s investment adviser will: (1) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund; (2) shorten or lengthen the Fund’s dollar weighted average maturity and dollar weighted average duration based on the adviser’s anticipation of the movement of interest rates; (3) select individual securities based on a thorough evaluation of fundamental credit risk; and (4) actively rotate among sectors and quality ratings in search of value and to manage risk.  The Fund will invest at least 80% of its total assets in income-producing corporate bonds, and at least 90% of its net assets in investment grade bonds. Up to 10% of the Fund’s net assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield,” “high risk” or “junk” bonds.

Principal Risks

Interest Rate Risk.  The share price of the Investment Grade Corporate Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
  Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Investment Grade Corporate Bond Fund’s returns by showing changes in the Fund’s performance from year to year since inception of the Fund.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

For the period July 1, 2007 through November 29, 2010, the Fund was known as Corporate Income Shares Fund or COINS and paid no management fees or other expenses under its separate Services Agreement. The Fund’s investment adviser was compensated for these fees in a different manner. Had these fees been paid by the Fund, returns in the charts below would have been lower.

Investment Grade Corporate Bond Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.48% (quarter ended 6-30-09)
Lowest:	-2.58% (quarter ended 9-30-08)

Investment Grade Corporate Bond Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Investment Grade Corporate Bond Fund	1 Year	Since Inception	Inception Date
Class Y	7.83%	7.54%	Jul. 01, 2007
Class Y Return after taxes on distributions	6.59%	5.83%	Jul. 01, 2007
Class Y Return after taxes on distributions and sale of fund shares	5.08%	5.45%	Jul. 01, 2007
Barclays Capital Credit Bond Index	8.35%	7.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.